Working capital - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Working Capital [Abstract]
Increase (decrease) in working capital	€ 5,472	€ 4,481	€ (1,212)
(Increase)/decrease in inventories	(4,388)	(5,606)	2,201
(Increase)/decrease in trade receivables	(2,249)	(1,986)	246
Increase/(decrease) in trade payables	1,058	4,165	(1,273)
Other changes	€ 107	€ (1,054)	€ 38